Janus Henderson Asia Equity Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares		Value
Common Stocks– 96.7%
Automobiles – 5.3%
BYD Co Ltd	24,500	$672,729
Eicher Motors Ltd	11,398	567,580
		1,240,309
Banks – 13.6%
Bank Negara Indonesia Persero Tbk PT	1,287,300	449,447
BDO Unibank Inc	194,310	458,046
HDFC Bank Ltd	58,760	1,207,032
ICICI Bank Ltd	49,907	597,742
Vietnam Technological & Commercial Joint Stock Bank*	378,000	495,850
		3,208,117
Beverages – 2.7%
Wuliangye Yibin Co Ltd	17,055	335,853
ZJLD Group Inc (144A)*	236,400	297,309
		633,162
Biotechnology – 3.8%
Legend Biotech Corp (ADR)*	4,588	276,060
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd*	27,500	362,407
Zai Lab Ltd*	96,800	266,540
		905,007
Capital Markets – 3.9%
CITIC Securities Co Ltd	297,000	606,309
Hong Kong Exchanges & Clearing Ltd	9,500	326,067
		932,376
Communications Equipment – 1.5%
Accton Technology Corp	21,000	357,927
Diversified Consumer Services – 1.1%
Fu Shou Yuan International Group Ltd	394,000	267,437
Diversified Financial Services – 0.9%
One 97 Communications Ltd*	29,140	222,537
Diversified Telecommunication Services – 3.1%
Telekomunikasi Indonesia Persero Tbk PT	2,853,100	732,039
Electrical Equipment – 2.4%
Contemporary Amperex Technology Co Ltd - Class A	16,539	378,964
KEI Industries Ltd	4,922	192,213
		571,177
Electronic Equipment, Instruments & Components – 1.2%
E Ink Holdings Inc	44,000	282,483
Entertainment – 1.2%
Sea Ltd (ADR)*	7,049	285,484
Food & Staples Retailing – 1.6%
BGF retail Co Ltd*	3,643	371,458
Health Care Equipment & Supplies – 2.2%
Angelalign Technology Inc (144A)	31,000	224,514
Shenzhen Mindray Bio-Medical Electronics Co Ltd - Class A	7,243	295,409
		519,923
Health Care Providers & Services – 2.6%
New Horizon Health Ltd (144A)*	208,000	616,685
Hotels, Restaurants & Leisure – 4.4%
H World Group Ltd	151,700	509,993
MakeMyTrip Ltd*	11,124	522,606
		1,032,599
Insurance – 7.5%
AIA Group Ltd	145,600	1,268,933
HDFC Life Insurance Co Ltd (144A)	65,218	506,876
		1,775,809
Interactive Media & Services – 3.5%
Tencent Holdings Ltd	22,200	834,753
Life Sciences Tools & Services – 1.3%
Syngene International Ltd (144A)	35,327	297,807
Machinery – 1.4%
Shenzhen Inovance Technology Co Ltd - Class A	36,969	327,606
Metals & Mining – 0.2%
Merdeka Battery Materials Tbk PT*	985,910	35,863
Pharmaceuticals – 1.5%
Structure Therapeutics Inc (ADR)*	6,490	264,532
Zhaoke Ophthalmology Ltd (144A)*	184,500	93,335
		357,867

Shares		Value
Common Stocks– (continued)
Road & Rail – 2.4%
Full Truck Alliance Co (ADR)*	81,688	$572,633
Semiconductor & Semiconductor Equipment – 12.6%
SK Hynix Inc	4,717	518,332
StarPower Semiconductor Ltd - Class A	6,388	162,275
Taiwan Semiconductor Manufacturing Co Ltd	119,000	2,299,723
		2,980,330
Technology Hardware, Storage & Peripherals – 9.4%
Samsung Electronics Co Ltd	36,521	2,226,371
Textiles, Apparel & Luxury Goods – 0.7%
Kalyan Jewellers India Ltd	41,271	175,631
Transportation Infrastructure – 1.5%
International Container Terminal Services Inc	77,550	345,725
Wireless Telecommunication Services – 3.2%
Bharti Airtel Ltd	61,253	759,841
Total Common Stocks (cost $20,263,385)		22,868,956
Investment Companies– 3.2%
Money Markets – 3.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $749,417)	749,267	749,417
Total Investments (total cost $21,012,802) – 99.9%		23,618,373
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		31,620
Net Assets – 100%		$23,649,993

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$6,824,751	28.9%
India	5,049,865	21.4
Taiwan	3,225,617	13.7
South Korea	3,116,161	13.2
Hong Kong	1,595,000	6.7
United States	1,290,009	5.5
Indonesia	1,217,349	5.1
Philippines	803,771	3.4
Vietnam	495,850	2.1

Total	$23,618,373	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 3.2%
Money Markets - 3.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$6,716	$-	$(21)	$749,417
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	407∆	-	-	-
Total Affiliated Investments - 3.2%	$7,123	$-	$(21)	$749,417

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 3.2%
Money Markets - 3.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	213,253	3,532,969	(2,996,784)	749,417
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	-	1,271,084	(1,271,084)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2023 is $2,036,526, which represents 8.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$22,868,956	$-	$-
Investment Companies	-	749,417	-
Total Assets	$22,868,956	$749,417	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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